EQUITY (Schedule of Assumptions Used to Estimate Fair Value) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest	1.63%	0.90%	0.68%
Dividend yield	0.00%	0.00%	0.00%
Volatility	36.00%	46.00%	45.00%
Expected term (in years)	4 years 9 months 18 days	5 years	5 years
Non-Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest			0.79%
Dividend yield			0.00%
Volatility			45.00%
Expected term (in years)			6 years